SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20548

              RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

                                      of

                The BlackRock Municipal Target Term Trust Inc.
                             100 Bellevue Parkway
                             Wilmington, DE 19809
                                (888) 825-2257

                                   under the

                        Investment Company Act of 1940

                   Investment Company Act File No. 811-06355

                                ---------------

1. Title of the class of securities of The BlackRock Municipal Target Term Trust Inc. (the "Company") to be redeemed:

                  Auction Rate Municipal Preferred Stock, Series W28, par value $.01 per share (CUSIP 09247M303) (the "Shares")

2.       The date on which the securities are to be called or redeemed:

                  March 10, 2005

3. The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

                  The Shares are to be redeemed pursuant to Section 4 of the Company's Articles of Amendment.

4. The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

                  The Trust intends to redeem all of the outstanding (3,000) Shares, representing an aggregate principal amount of $75,000,000.

                                   SIGNATURE

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, on this 8th day of February, 2005.


                                            THE BLACKROCK MUNICIPAL TARGET TERM
                                            TRUST INC.


                                            By: /s/ Robert S. Kapito
                                               ---------------------------------
                                               Name: Robert S. Kapito
                                               Title:  President